FINANCIAL INSTRUMENTS AND FAIR VALUE MEASUREMENTS - Narrative (Details) - USD ($) shares in Millions	3 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2020	Mar. 31, 2020	Feb. 11, 2020	Dec. 31, 2019	Sep. 30, 2019
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Marketable debt securities	$ 224,979,000	$ 224,979,000			$ 0
Contractual maturity of current available-for-sale debt securities		1 year
Available-for-sale marketable debt securities in a continuous unrealized loss position for longer than twelve months	0	$ 0
Impairment of equity securities without readily determinable fair value	51,500,000	51,500,000	$ 51,500,000
Upward adjustments to the carrying value of equity securities without readily determinable fair values	19,700,000	19,700,000
Downward adjustments to equity securities without readily determinable fair value	43,500,000	43,500,000
Equity method investment	1,152,000	1,152,000			0
Contingent consideration arrangements, range of outcomes, value, high	15,000,000.0	15,000,000.0
Contingent consideration arrangement	$ 0	$ 0			6,918,000
Non-current portion of contingent consideration arrangement liability					$ 6,900,000
Turo
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Ownership interest (as a percent)	26.80%	26.80%
Care.com
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Contingent consideration arrangement				$ 1,000,000.0
Turo
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Equity Method Investment, Number of Shares Acquired	0.3
Equity method investment	$ 1,100,000	$ 1,100,000				$ 250,000,000
MGM
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Equity Securities, FV-NI, Number of Shares Purchased		59.0